Summary of Significant Accounting Policies (Details) - Schedule of noncontrolling interests	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Ownership Interests [Line Items]
Total noncontrolling interests	¥ 11,805,734	$ 1,809,336
VIDA [Member]
Other Ownership Interests [Line Items]
Total noncontrolling interests	4,630,583	709,678
ICinit and subsidiary [Member]
Other Ownership Interests [Line Items]
Total noncontrolling interests	781,772	119,813
VIYI and VIYI Technology [Member]
Other Ownership Interests [Line Items]
Total noncontrolling interests	91,995,852	14,099,197
Fe-da Electronics and subsidiary [Member]
Other Ownership Interests [Line Items]
Total noncontrolling interests	986,244	151,151
Shenzhen Weiyixin, subsidiaries and VIE [Member]
Other Ownership Interests [Line Items]
Total noncontrolling interests	2,082,345	319,140
Noncontrolling interests subscriptions receivable [Member]
Other Ownership Interests [Line Items]
Total noncontrolling interests	¥ (88,671,062)	$ (13,589,643)